SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 18 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 35 [X]
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                               (Name of Depositor)

        5069 154th Place N.E., Redmond, Washington               98052
    Address of Depositor's Principal Executive Offices)       (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026



Approximate  date of  Proposed  Public  Offering  . . . . . . . . . . As Soon as
Practicable after Effective Date


It is proposed that this filing will become effective:

 [x]       Immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ]       On (date), pursuant to paragraph (b) of Rule 485
 [ ]       60 days after filing pursuant to paragraph (a) of Rule 485
 [ ]       On____________________pursuant to paragraph (a) of Rule 485



If appropriate, check the following:

     _______________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 17 as filed with the Securities and Exchange Commission on December 1, 2004 (ACCESSION
NUMBER: 0001047469-04-036108).

                       Supplement to Spinnaker Prospectus
                         Supplement dated March 28, 2005
              to Prospectus dated December 1, 2004 as supplemented


Symetra Life Insurance Company will be making changes to the investment options offered to contractowners under the Spinnaker contract. Effective April 29, 2005, we will be offering additional investment options, including the following:


o        AIM V.I. Capital Appreciation Fund (Series II shares)
o        American Century Investments  VP Large Company Value Class II Fund
o        American Century Investments VP Inflation Protection Bond Class II Fund
o        Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares
o        Franklin Flex Cap Growth Securities Fund - Class 2
o        Franklin Small Cap Value Securities Fund - Class 2
o        Templeton Global Income Securities Fund - Class 2

You will receive a new Spinnaker prospectus dated April 29, 2005 that will contain the investment objectives, fees and other information regarding all of the investment portfolios. If you have any questions, please call us at 1-877-796-3872.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 28th day of March, 2005.

                                           Symetra Separate Account C
                                           ---------------------------
                                                    Registrant

                                           By:  Symetra Life Insurance Company

                                           By:  /S/ RANDALL H. TALBOT
                                                ---------------------------
                                                Randall H. Talbot, President


                                           Symetra Life Insurance Company
                                           -------------------------------
                                                        Depositor

                                            By:  /S/ RANDALL H. TALBOT
                                                ---------------------------
                                                Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Name                                                 Title
----                                                -------


/s/ ALLYN D. CLOSE                                   Director
--------------------
Allyn D. Close


/s/ GEORGE C. PAGOS                                  Director , Vice President. General Counsel and Secretary
--------------------
George C. Pagos


/s/ COLLEEN M. MURPHY                                Assistant Vice President, Controller and
--------------------                                 Assistant Secretary
Colleen M. Murphy


/s/ JENNIFER V. DAVIES                               Director
--------------------
Jennifer V. Davies


/s/ MARGARET A. MEISTER                              Director and Chief Actuary
--------------------
Margaret A. Meister


/s/ ROGER F. HARBIN                                  Director, Executive Vice President and Treasurer
--------------------
Roger F. Harbin

/s/ RANDALL H. TALBOT                                Director and President
--------------------
Randall H. Talbot


/s/ OSCAR TENGTIO                                    Director, Executive Vice President and Chief Financial Officer
--------------------
Oscar Tengtio
